Acquisitions and Divestitures - 2018 Acquisitions (Details) $ / shares in Units, $ in Millions, $ in Millions												12 Months Ended
	Dec. 09, 2019 USD ($)	Apr. 29, 2019 USD ($)	Jan. 01, 2019 USD ($)	Dec. 14, 2018 USD ($)	Oct. 01, 2018 USD ($)	Aug. 31, 2018	Jul. 05, 2018 USD ($)	Jun. 18, 2018 USD ($) $ / shares shares	Mar. 09, 2018 USD ($) shares	Mar. 01, 2018 USD ($)	Feb. 22, 2018 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017	May 31, 2018 USD ($)	May 31, 2018 CAD ($)	Feb. 22, 2018 CAD ($) shares	Jan. 31, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Consideration paid			$ (561.5)		$ (670.5)
Dividends paid, other shares												$ 45.8		$ 45.1
Acquisitions of subsidiaries												121.7		(5.8)
Other net changes in capitalization (notes 16 and 23)												(255.2)		(399.0)
Share of profit (loss) of associates												$ 169.6		$ 221.1
Toys R Us Canada
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired																100.00%	100.00%
Purchase consideration																$ 41.1	$ 53.3
SBI Seguros Uruguay S.A. (SouthBridge Uruguay)
Disclosure of detailed information about business combination [line items]
Cash transferred																			$ 5.9
Sporting Life Inc. (Sporting Life)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary						65.10%						65.10%	65.10%
Golf Town Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary						65.10%						65.10%	65.10%
Brit
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary				88.90%			88.00%					89.30%	89.30%	88.90%
Fairfax Africa
Disclosure of detailed information about business combination [line items]
Ownership percentage														59.20%	64.20%
Voting interest percentage														98.30%	98.80%
Acquisitions of subsidiaries												$ 86.6
Other net changes in capitalization (notes 16 and 23)												$ 3.9
Fairfax India
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary									33.60%			33.80%	33.80%	30.20%
Number of subordinated voting equity interests acquired | shares									7,663,685
The Keg
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary												47.90%	47.90%
Percentage of interest sold											51.00%
Sporting Life Group Limited | Sporting Life Inc. (Sporting Life)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary						100.00%						100.00%	100.00%
Sporting Life Group Limited | Golf Town Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary						100.00%						100.00%	100.00%
Fairfax Africa
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares								12,300,000
Share price (in dollars per share) | $ / shares								$ 12.25
Proceeds from issuing shares, gross								$ 150.7
Proceeds from issuing shares								$ 148.3
Fairfax Africa | Fairfax Africa
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary												62.00%	62.00%
Brit
Disclosure of detailed information about business combination [line items]
Capital contribution				$ 126.0			$ 264.6					$ 70.6
Percentage of economic interests acquired							11.20%
Consideration paid							$ 251.8
Dividends paid, other shares		$ 20.6					$ 12.8
Other shareholders | The Keg
Disclosure of detailed information about business combination [line items]
Cash transferred											$ 74.8							$ 95.0
Purchase consideration											$ 82.7							$ 105.0
Percentage of interest sold											49.00%
Number of shares issued (in shares) | shares											401,284							401,284
Recipe | The Keg
Disclosure of detailed information about business combination [line items]
Cash transferred											$ 7.9							$ 10.0
Percentage of interests acquired											49.00%							49.00%
Purchase consideration											$ 74.6							$ 94.7
Recipe | The Keg
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Quess
Disclosure of detailed information about business combination [line items]
Ownership percentage	31.80%
Other net changes in capitalization (notes 16 and 23)										$ 212.5
Quess | Thomas Cook India
Disclosure of detailed information about business combination [line items]
Ownership percentage	48.60%
Non-cash impairment charge	$ 190.6
Toys R Us Canada
Disclosure of detailed information about business combination [line items]
Additional investment																$ 193.7	$ 251.3
Recipe
Disclosure of detailed information about business combination [line items]
Ownership percentage											43.20%				40.20%
Subordinate voting shares
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares												27,467,964		27,717,325
Subordinate voting shares | Recipe | The Keg
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares											3,400,000							3,400,000
Other shareholders | Recipe | The Keg
Disclosure of detailed information about business combination [line items]
Cash considerations required to be made upon achievements of financial objectives within the first three years of closing												$ 15.4	$ 20.0
Investments accounted for using equity method | Quess
Disclosure of detailed information about business combination [line items]
Share of profit (loss) of associates										889.9		889.9		$ 889.9
Fair value of equity method investment										$ 1,109.5		$ 1,109.5
Public Offering | Fairfax Africa
Disclosure of detailed information about business combination [line items]
Number of subordinated voting equity interests acquired | shares								4,100,000
Cash transferred								$ 50.2
Open Market | Fairfax Africa
Disclosure of detailed information about business combination [line items]
Number of subordinated voting equity interests acquired | shares								645,421
Cash transferred								$ 7.6
Fairfax India
Disclosure of detailed information about business combination [line items]
Performance fee revenue									$ 114.4